Contingent Liabilities, Liens And Guarantees (Convertible Notes) (Details)	12 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 13, 2011 Convertible Notes [Member] USD ($)	Jun. 13, 2011 Convertible Notes [Member] ILS	Jun. 13, 2011 Damages Awarded Less Interest, Legal Fees, And Linkage Differences [Member] Convertible Notes [Member] USD ($)	Jun. 13, 2011 Legal Fees [Member] Convertible Notes [Member] USD ($)	Jun. 13, 2011 Legal Fees [Member] Convertible Notes [Member] ILS
Contingent Liabilities, Liens And Guarantees [Line Items]
Damages awarded				$ 22,700,000	78,700,000	$ 9,600,000	$ 300,000	1,200,000
Other non-operating expenses	(6,755,000)	819,000	14,745,000
Settlements of litigation obligation in connection with financial transaction	$ (7,462,000)	$ 22,419,000